Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited) [Text Block]

NOTE 22. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following tables represent our quarterly financial results:

	2018 Calendar Quarter
	First[1]	Second[1]	Third	Fourth[1]	Annual
Total Operating Revenues	$38,038	$38,986	$45,739	$47,993	$170,756
Operating Income	6,201	6,466	7,269	6,160	26,096
Net Income	4,759	5,248	4,816	5,130	19,953
Net Income Attributable to AT&T	4,662	5,132	4,718	4,858	19,370
Basic Earnings Per Share
Attributable to AT&T2	$0.75	$0.81	$0.65	$0.66	$2.85
Diluted Earnings Per Share
Attributable to AT&T2	$0.75	$0.81	$0.65	$0.66	$2.85
Stock Price
High	$39.29	$36.39	$34.28	$34.30
Low	34.44	31.17	30.13	26.80
Close	35.65	32.11	33.58	28.54
[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 14).
[2]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.

	2017 Calendar Quarter
	First	Second[1]	Third	Fourth[1,2]	Annual
Total Operating Revenues	$39,365	$39,837	$39,668	$41,676	$160,546
Operating Income	6,356	6,526	5,807	1,281	19,970
Net Income	3,574	4,014	3,123	19,136	29,847
Net Income Attributable to AT&T	3,469	3,915	3,029	19,037	29,450
Basic Earnings Per Share
Attributable to AT&T3	$0.56	$0.63	$0.49	$3.08	$4.77
Diluted Earnings Per Share
Attributable to AT&T3	$0.56	$0.63	$0.49	$3.08	$4.76
Stock Price
High	$43.02	$41.69	$39.41	$39.51
Low	40.61	37.46	35.59	32.86
Close	41.55	37.73	39.17	38.88
[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 14).
[2]	Includes an asset abandonment charge (Note 7) and the impact of federal corporate income tax reform (Note 13).
[3]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.